Investment Risks	Jun. 24, 2025
Lazard Emerging Markets Opportunities ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

All references to “Non-Diversification Risk” are removed from the section entitled “Principal Investment Risks” in the Portfolio’s summary prospectus, as well as the sections entitled “Summary Section—Lazard Emerging Markets Opportunities ETF—Principal Investment Risks” and (only with respect to the Portfolio) “Lazard ETFs Investment Strategies and Investment Risks—Investment Risks” in the Portfolio’s prospectus.